CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash from operating activities:
Net loss	$ (293,445)	$ (15,217)	$ (6,193)
Adjustments to net loss:
Share in loss of jointly controlled entities	206	254	10
Share based listing expenses	106,055	0	0
Share based payment expense	1,694	0	0
Depreciation and amortization expense	84	49	47
Non-cash finance costs recognised in profit or loss	2,046	2,518	2,118
Unrealised (gain)/loss on derivative financial instruments	164,935	(105)	3
Deferred income tax expense/(benefit)	0	(378)	(618)
Changes in operating assets and liabilities:
Decrease/(Increase) in trade and other receivable	(525)	(233)	68
(Increase)/decrease in prepayments	(1,843)	(13)	(28)
(Increase)/decrease in tax incentive receivable	638	76	35
Increase/(decrease) in trade and other payables	(19,126)	4,079	1,149
Deferred income	0	0	(1,037)
Increase/(decrease) in contract liabilities	2	(102)	104
Increase in provisions	170	66	17
Foreign exchange differences	(1,200)	(45)	215
Cash flows from (used in) operating activities	(40,309)	(9,051)	(4,110)
Cash flows from investing activities:
Acquisition of interest in joint venture	0	0	(67)
Interest received	98	9	1
Loans and advances paid to related parties	(227)	(144)	(43)
Purchases of property, plant and equipment	(115)	(33)	(15)
Net cash used in investing activities	(244)	(168)	(124)
Cash flows from financing activities:
Payment of deferred consideration	0	(607)	0
Proceeds from borrowings and other financial liabilities	40,285	11,515	1,838
Proceeds from Capital Reorganisation	9,203	0	0
Increase/(decrease) in lease liabilities	45	(37)	(45)
Net cash generated by financing activities	49,533	10,871	1,793
Net increase/(decrease) in cash and cash equivalents	8,979	1,652	(2,441)
Effect of exchange rate changes on cash	42	(15)	(234)
Cash and cash equivalents at the beginning of the year	2,060	423	3,098
Cash and cash equivalents at the end of the year	$ 11,081	$ 2,060	$ 423